Retirement Benefits- Projected Benefit Obligations and Accumulated Benefit Obligations in Excess of Plan Assets (Details) - Accumulated Benefit Obligation In Excess Of Plan Assets [Member] - USD ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
ABO	$ 13,497	$ 14,037
Fair value of net plan assets	$ 12,165	$ 11,883